Derivative Financial Instruments - Derivative Instruments, Gain (Loss) (Detail) - General and Administrative Expense [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (or loss) recognized in OCI on derivative (effective portion)	$ 0	$ 50,195	$ 0	$ (911)
Amount of gain (or loss) reclassified from AOCI into income (effective portion)	$ 0	$ 6,191	$ 0	$ 6,191
Zerocost collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (or loss) recognized in OCI on derivative (effective portion)					$ (67,659)	$ (10,750)	$ (4,568)
Amount of gain (or loss) reclassified from AOCI into income (effective portion)					$ 10,005	$ (56,762)	$ (3,994)